Intangible Assets - Schedule of Intangible Assets (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	£ 33,642,087	£ 39,663,886	£ 44,637,674
Ending balance	69,514,613	33,642,087	39,663,886
Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	14,839,552	18,518,313	21,291,591
Ending balance	12,783,104	14,839,552	18,518,313
Patents, trademarks and licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	0	0	0
Ending balance		0	0
Client lists [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	18,802,535	21,145,573	23,346,083
Ending balance	56,731,509	18,802,535	21,145,573
Cost [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	64,677,399	64,975,456	64,125,544
Additions	40,000,000	0	0
Translation gains/(losses)	1,707,462	(298,057)	434,069
Disposals			(37,645)
Acquisitions through business combinations			453,488
Ending balance	106,384,861	64,677,399	64,975,456
Cost [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	33,914,523	34,163,414	33,447,865
Additions		0	0
Translation gains/(losses)	561,187	(248,891)	299,706
Disposals			(37,645)
Acquisitions through business combinations			453,488
Ending balance	34,475,710	33,914,523	34,163,414
Cost [Member] | Patents, trademarks and licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	524,848	524,848	524,848
Additions		0	0
Translation gains/(losses)		0	0
Disposals			0
Acquisitions through business combinations			0
Ending balance	524,848	524,848	524,848
Cost [Member] | Client lists [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	30,238,028	30,287,194	30,152,831
Additions	40,000,000	0	0
Translation gains/(losses)	1,146,275	(49,166)	134,363
Disposals			0
Acquisitions through business combinations			0
Ending balance	71,384,303	30,238,028	30,287,194
Amortisation [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	31,035,312	25,311,570	19,487,870
Charge for the year	5,834,936	5,723,742	5,823,700
Ending balance	36,870,248	31,035,312	25,311,570
Amortisation [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	19,074,971	15,645,101	12,156,274
Charge for the year	2,617,635	3,429,870	3,488,827
Ending balance	21,692,606	19,074,971	15,645,101
Amortisation [Member] | Patents, trademarks and licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	524,848	524,848	524,848
Charge for the year		0	0
Ending balance	524,848	524,848	524,848
Amortisation [Member] | Client lists [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Beginning balance	11,435,493	9,141,621	6,806,748
Charge for the year	3,217,301	2,293,872	2,334,873
Ending balance	£ 14,652,794	£ 11,435,493	£ 9,141,621